Accounts and Notes Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts and notes receivable
Total accounts and notes receivable	$ 154,971	$ 137,463
Less allowance for doubtful accounts	3,641	2,405
Accounts and notes receivable, net	151,330	135,058
Amounts due from manufacturers [Member]
Accounts and notes receivable
Total accounts and notes receivable	86,100	78,131
Parts and service receivables [Member]
Accounts and notes receivable
Total accounts and notes receivable	35,034	31,950
Finance and insurance receivables, net [Member]
Accounts and notes receivable
Total accounts and notes receivable	20,898	19,283
Other [Member]
Accounts and notes receivable
Total accounts and notes receivable	$ 12,977	$ 8,099